Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill	$ 15,159	$ 15,159
Intangible assets
Cost	13,631	13,631
Accumulated Amortization	(12,950)	(12,816)
Net	681	815
Amortization expenses related to intangible assets	144	731	3,335
Year Ended December 31
2013	45
2014	45
2015	45
2016	45
Thereafter	179
Total expected amortization expense	359
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Other
Intangible assets
Cost	775	775
Accumulated Amortization	(94)	(49)
Net	681	726
Technology
Intangible assets
Cost	11,012	11,012
Accumulated Amortization	(11,012)	(10,923)
Net		89
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Software
Intangible assets
Cost	1,844	1,844
Accumulated Amortization	(1,844)	(1,844)
Net	$ 0	$ 0
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years